INVENTORY	12 Months Ended
Dec. 31, 2022
Disclosure Of Inventory [Abstract]
INVENTORY [Text Block]

NOTE 8 - INVENTORY

As at December 31, 2022 and 2021, inventory consisted of the following:

	December 31, 2022	December 31, 2021
	$	$
Dried cannabis, hemp biomass and terpenes	262,517	545,765
Packaging	446,994	-
Production work in process	1,616,623	462,737
Finished goods	1,679,148	819,671
	4,005,282	1,828,173

Inventory expensed to cost of sales during the year ended December 31, 2022 was $4,327,949 (2021 - $3,353,267, 2020 - $1,148,692).

During the year ended December 31, 2022, the Company recognized $nil (2021 - $nil, 2020 - $63,169) in relation to the write down of slow moving inventory.